Going concern - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($) Tranche $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Going Concern [Line Items]
Net loss		$ 58,377,000	$ 82,966,000	$ 108,790,000
Accumulated losses			467,800,000
Share premium offset from accumulated losses			30,600,000
Cash and cash equivalents		$ 54,734,000	31,183,000	$ 69,370,000	$ 138,640,000
Securities Purchase Agreement With JGB Management, Inc. [Member]
Disclosure Of Going Concern [Line Items]
Maximum borrowing capacity of financing agreement	$ 135,000,000
Number of tranches | Tranche	9
Weighted average share price | $ / shares	$ 3.00
First tranche funded closing date	Oct. 31, 2021
Second tranche funded closing date	Jan. 31, 2022
Description of minimum stock price		The Securities Purchase Agreement is structured to provide USD 135 million in borrowing capacity, available in nine tranches, with the first tranche funded at the initial closing in October 2021 and the second tranche funded in January 2022 in connection with certain amendments to the Securities Purchase Agreement as described in Note 24. The subsequent tranches under the Securities Purchase Agreement will be available subject to the Company meeting certain conditions, including, among others, that the Company’s volume-weighted average price is not below USD 3.00 per share for five or more trading days during the 30 days prior to a tranche funding date (the “Minimum Stock Price”).
COVID-19 pandemic [Member]
Disclosure Of Going Concern [Line Items]
Cash and cash equivalents			$ 54,700,000